Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Stock Options Outstanding
The following table reconciles the stock options outstanding at the beginning and end of the year:

	2023	2022
At beginning of the year	185,908	171,627
Granted	20,184	30,250
Exercised	(4,871)	(7,500)
Forfeited	(75,189)	(8,469)

At end of the year	126,032	185,908
Weighted average exercise price of granted options, in CHF	8.21	16.04
Weighted average exercise price of exercised options, in CHF	4.00	8.00
Weighted average exercise price of outstanding options, in CHF	22.43	22.98

Summary of Share Options Outstanding
Stock options outstanding at the end of the reporting period had the following expiry dates:

Expiration year	December 31, 2023	December 31, 2022
2023	—	250
2024	26,374	250
2025	250	250
2026	18,491	18,491
2027	24,084	53,917
2028	28,333	55,667
2029	24,250	47,833
2030	4,250	9,250

	126,032	185,908
Exercisable	92,866	69,541
Weighted average remaining contractual life, in months	43	69

Summary of Share Options Outstanding Exercise Prices
Stock options outstanding at the end of the reporting period had the following exercise prices:

Exercise price	December 31, 2023	December 31, 2022
From CHF 4.00 to CHF 5.00	56,158	63,658
From CHF 5.01 to CHF 10.00	7,500	37,500
From CHF 10.01 to CHF 20.00	16,292	35,250
Above CHF 20.00	46,082	49,500

	126,032	185,908